Indemnification assets - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ (7.0)	€ (5.0)
Remeasurement of indemnification asset	€ 0.1
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date			€ 7.0
Contingent Consideration Arrangements And Indemnification Assets Recognised as of Acquisition Date, shares released from escrow	342,190